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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004

Check Here if Amendment / /  Amendment Number:
                                               ---------
   This Amendment (Check only one):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Margaret St. Clair
Address:  c/o Amelia Peabody Foundation
          One Hollis Street
          Wellesley, MA 02482

Form 13F File Number: 028-05991

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
Title:   Trustee
Phone:   781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair       Wellesley, Massachusetts    October 29, 2004
-------------------------    ------------------------   ----------------
   [Signature]                    [City, State]              [Date]

Report Type (Check only one):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No.     Name

28-05989              Amelia Peabody Foundation


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                            --------------------
Form 13F Information Table Entry Total:     19
                                            --------------------
Form 13F Information Table Value Total:     $677
                                            --------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.       Form 13F File Number       Name

     1.             28-05993               Philip B. Waring
    ------       -----------------         ---------------------------------
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                           FORM 13F INFORMATION TABLE

                     MARGARET ST. CLAIR - SEPTEMBER 30 2004

                                 FORM 13F TABLE


      COLUMN 1          COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
-------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                 VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER     TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
-------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Aberdeen Asia            Exchange
Pacific Income Fund    Traded Fund   003009107   $  18      300     SH          Shared-Other     1       300

Aberdeen Global          Exchange
Income Fund            Traded Fund   003013109   $   7      500     SH          Shared-Other     1       500

Ishares Tr MSCI          Exchange
Emerging Markets       Traded Fund   464287234   $  12       65     SH          Shared-Other     1        65

Ishares Tr S&P
Global Telecomm.         Exchange
Sector                 Traded Fund   464287275   $  38      800     SH          Shared-Other     1       800

Ishares Tr S&P
Global Financial         Exchange
Sector                 Traded Fund   464287333   $  49      800     SH          Shared-Other     1       800

Ishares Tr Goldman       Exchange
Sachs Nat Res Index    Traded Fund   464287374   $  32      250     SH          Shared-Other     1       250

Ishares Tr S&P           Exchange
500/BARRA Value        Traded Fund   464287408   $  41      700     SH          Shared-Other     1       700

                         Exchange
Ishares Trust          Traded Fund   464287598   $  62    1,000     SH          Shared-Other      1    1,000

Ishares Tr Russell
1000 Value Index         Exchange
Fund                   Traded Fund   464287598   $  62    1,000     SH          Shared-Other      1     1,000

Ishares Tr Russell
1000 Growth Index        Exchange
Fund                   Traded Fund   464287614   $  65    1,400     SH          Shared-Other      1     1,400

Ishares TR Dow
Jones US Indl            Exchange
Sector Index           Traded Fund   464287754   $  89    1,700     SH          Shared-Other      1     1,700

Ishares Tr Russell
2000 Value Index         Exchange
Fund                   Traded Fund   464287630   $  26      150     SH          Shared-Other      1       150

Ishares Tr Dow           Exchange
Jones US Healthcare    Traded Fund   464287762   $  51      900     SH          Shared-Other      1       900

Ishares TR Dow
Jones US Energy          Exchange
Sector Index Fd        Traded Fund   464287796   $  38      600     SH          Shared-Other      1       600


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
Ishares TR Dow
Jones US Basic           Exchange
Materials              Traded Fund   464287838    $  24     500     SH          Shared-Other      1       500

Morgan Stanley Asia      Exchange
Pacific Fund           Traded Fund   61744U106    $  29   2,500     SH          Shared-Other      1     2,500

                         Exchange
Nasdaq 100 Tr Unit     Traded Fund   631100104    $  18     500     SH          Shared-Other      1       500

Templeton Dragon         Exchange
Fund                   Traded Fund   88018T101    $  10     600     SH          Shared-Other      1       600

Templeton Russia         Exchange
Fund                   Traded Fund   88022F105    $   6     160     SH          Shared-Other      1       160


TOTAL                                             $ 677
